SCHEDULE OF COMPANY’S SUBSIDIARIES AND THE VIES (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 HKD ($) shares
IfrsStatementLineItems [Line Items]
Issued capital ordinary shares		$ 10
Goal success limited [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	British Virgin Islands company
Effective ownership	100.00%
Background	Incorporated on July 25, 2024
Issued capital ordinary shares | shares	1	1
Issued capital ordinary shares	$ 1
Trendic international limited [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Hong Kong company
Effective ownership	100.00%
Background	Incorporated on April 11, 2016
Issued capital ordinary shares | shares	20,000	20,000
Issued capital ordinary shares		$ 2,010,000